Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2025	2024	2025	2024	2025	2024
License and Other Revenue(1)	$222	$240	$293	$90	$515	$330
Royalty Revenue	491	412	129	102	620	514
	$713	$652	$422	$192	$1,135	$844
(1)    Includes over-time revenue of $273 million and $120 million, and point-in-time revenue of $242 million and $210 million, for the three months ended September 30, 2025 and 2024, respectively.

	Six Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2025	2024	2025	2024	2025	2024
License and Other Revenue (1)	$477	$681	$506	$121	$983	$802
Royalty Revenue	961	786	244	195	1,205	981
	$1,438	$1,467	$750	$316	$2,188	$1,783
(1)    Includes over-time revenue of $494 million and $196 million, and point-in-time revenue of $489 million and $606 million, for the six months ended September 30, 2025 and 2024, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2025	2024	2025	2024
United States	$374	$292	$756	$850
PRC (1)	250	193	459	321
Japan	206	74	360	114
Taiwan	175	155	321	270
Republic of Korea	82	76	151	139
Other countries	48	54	141	89
Total	$1,135	$844	$2,188	$1,783
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	September 30, 2025	March 31, 2025
Accounts receivable	$1,138	$1,127
Allowance for current expected credit losses	(19)	(20)
Total accounts receivable, net	$1,119	$1,107

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2025	2024	2025	2024
Beginning balance	$19	$19	$20	$3
Additional (reversal of) provision	—	—	(1)	16
Ending balance	$19	$19	$19	$19

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	As of
(in millions)	September 30, 2025	March 31, 2025
Beginning balance April 1,	$911	$915
Customer prepayment and billing in advance of performance	273	371
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(92)	(131)
Revenue recognized in the period that was included in the contract liability balance during the period	(62)	(244)
Ending balance	$1,030	$911